Fair Value Of Financial And Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Schedule of Location and Amounts of Gains and Losses on Derivative Instruments

The following table summarizes the location and amounts of gains and losses on derivative instruments, none of which are designated as hedges for accounting purposes, in our accompanying Consolidated Statements of Operations for the three months ended June 30, 2013 and 2012 ($ in thousands):

	Three Months Ended June 30, 2013			Three Months Ended June 30, 2012
	Realized	Unrealized		Realized	Unrealized
	Gains	Gains		Gains	Gains
	(Losses)	(Losses)	Total	(Losses)	(Losses)	Total
Crude Oil
Reclassification of settled contracts included in prior periods mark-to-market adjustment	$0	$599	$599	$0	$725	$725
Mark-to-market fair value adjustments	0	1,018	1,018	0	5,187	5,187
Settlement of contracts(a)	(172)	0	(172)	(75)	0	(75)

Crude Oil Total	(172)	1,617	1,445	(75)	5,912	5,837

Natural Gas
Reclassification of settled contracts included in prior periods mark-to-market adjustment	0	(1,392)	(1,392)	0	(3,808)	(3,808)
Mark-to-market fair value adjustments	0	9,600	9,600	0	(4,902)	(4,902)
Settlement of contracts(a)	913	0	913	5,278	0	5,278

Natural Gas Total	913	8,208	9,121	5,278	(8,710)	(3,432)

Natural Gas Liquids
Reclassification of settled contracts included in prior periods mark-to-market adjustment	0	(142)	(142)	0	0	0
Mark-to-market fair value adjustments	0	931	931	0	1,144	1,144
Settlement of contracts(a)	386	0	386	93	0	93

Natural Gas Liquids Total	386	789	1,175	93	1,144	1,237

Gain (Loss) on Derivatives, Net	$1,127	$10,614	$11,741	$5,296	$(1,654)	$3,642

(a)	These amounts represent the realized gains and losses on settled derivatives, which before settlement are included in the mark-to-market fair value adjustments.

	Six Months Ended June 30, 2013			Six Months Ended June 30, 2012
	Realized	Unrealized		Realized	Unrealized
	Gains	Gains		Gains	Gains
	(Losses)	(Losses)	Total	(Losses)	(Losses)	Total
Crude Oil
Reclassification of settled contracts included in prior periods mark-to-market adjustment	$0	$482	$482	$0	$1,069	$1,069
Mark-to-market fair value adjustments	0	382	382	0	2,490	2,490
Settlement of contracts(a)	(333)	0	(333)	(287)	0	(287)

Crude Oil Total	(333)	864	531	(287)	3,559	3,272

Natural Gas
Reclassification of settled contracts included in prior periods mark-to-market adjustment	0	(6,618)	(6,618)	0	(5,202)	(5,202)
Mark-to-market fair value adjustments	0	3,493	3,493	0	2,499	2,499
Settlement of contracts(a)	4,604	0	4,604	9,275	0	9,275

Natural Gas Total	4,604	(3,125)	1,479	9,275	(2,703)	6,572

Natural Gas Liquids
Reclassification of settled contracts included in prior periods mark-to-market adjustment	0	(268)	(268)	0	0	0
Mark-to-market fair value adjustments	0	932	932	0	1,144	1,144
Settlement of contracts(a)	527	0	527	93	0	93

Natural Gas Liquids Total	527	664	1,191	93	1,144	1,237

Gain (Loss) on Derivatives, Net	$4,798	(1,597)	3,201	$9,081	$2,000	$11,081

(a)	These amounts represent the realized gains and losses on settled derivatives, which before settlement are included in the mark-to-market fair value adjustments.

Asset or Liability Financial Commodity Derivative Instrument Positions

Our open asset/(liability) financial commodity derivative instrument positions at June 30, 2013 consisted of:

Period	Volume	Put Option	Floor	Ceiling	Swap	Fair Market Value ($ in Thousands)
Oil
2013—Collar	30,000 Bbls	$0	$92.00	$97.00	$0	$(5)
2013—Swap	330,000 Bbls	0	0	0	93.35	(586)
2013—Three Way Collar	30,000 Bbls	65.00	85.00	100.00	0	(17)
2014—Three Way Collar	360,000 Bbls	69.00	84.18	104.27	0	423
2014—Collar	60,000 Bbls	0	90.00	97.65	0	200
2014—Deferred Put Spread	168,000 Bbls	75.00	90.00	0	0	(138)

	978,000 Bbls					$(123)

Natural Gas
2013—Swap	4,920,000 Mcf	$0	$0	$0	$3.94	$1,248
2013—Three Way Collar	1,260,000 Mcf	3.35	4.17	4.88	0	535
2013—Collar	780,000 Mcf	0	4.50	5.02	0	688
2013—Put	1,320,000 Mcf	0	5.00	0	0	1,537
2013—Swaption	600,000 Mcf	0	0	0	4.50	113
2013—Deferred Put Spread	900,000 Mcf	3.75	5.00	0	0	1,003
2014—Sold Call	1,800,000 Mcf	0	0	5.00	0	(168)
2014—Three Way Collar	7,800,000 Mcf	3.13	4.02	4.68	0	1,424
2014—Swap	4,830,000 Mcf	0	0	0	3.97	359
2014—Collar	1,800,000 Mcf	0	3.51	4.43	0	(22)
2015—Three Way Collar	2,400,000 Mcf	3.40	4.16	4.63	0	238
2015—Swap	1,200,000 Mcf	0	0	0	4.18	182

	29,610,000 Mcf					$7,137
Natural Gas Liquids
2013—Swap	162,000 Bbls	$0	$0	$0	$57.48	$1,135
2014—Swap	18,000 Bbls	0	0	0	47.46	64

	180,000 Bbls					$1,199

Combined Fair Value of Derivatives

The combined fair value of derivatives, none of which are designated or qualifying as hedges, included in our Consolidated Balance Sheets as of June 30, 2013 and December 31, 2012 is summarized below ($ in thousands):

	June 30,	December 31,
	2013	2012
Short-Term Derivative Assets:
Crude Oil—Collars	$100	$90
Crude Oil—Three Way Collars	212	0
Natural Gas Liquids—Swaps	1,199	535
Natural Gas—Swaps	2,286	2,416
Natural Gas—Swaption	113	354
Natural Gas—Three-Way Collars	1,267	1,021
Natural Gas—Deferred Put Spread	1,003	0
Natural Gas—Collars	693	4,211
Natural Gas—Puts	1,537	3,378

Total Short-Term Derivative Assets	$8,410	$12,005

Long-Term Derivative Assets:
Crude Oil—Collars	$100	$0
Crude Oil—Three Way Collar	211	0
Natural Gas—Swaps	501	239
Natural Gas—Collar	5	0
Natural Gas—Three Way Collar	960	465

Total Long-Term Derivative Assets	$1,777	$704

Total Derivative Assets	$10,187	$12,709

Short-Term Derivative Liabilities:
Crude Oil—Collars	$(5)	$(307)
Crude Oil—Swaps	(586)	(217)
Crude Oil—Three-Way Collars	(17)	(45)
Crude Oil—Deferred Put Spread	(69)	0
Natural Gas—Three-Way Collars	(20)	(35)
Natural Gas—Collars	(16)	0
Natural Gas—Sold Call	(84)	0
Natural Gas—Swaps	(757)	(785)

Total Short - Term Derivative Liabilities	$(1,554)	$(1,389)

Long-Term Derivative Liabilities:
Crude Oil—Three-Way Collars	$0	$(509)
Crude Oil—Deferred Put Spread	(69)	0
Natural Gas—Swaps	(241)	(434)
Natural Gas—Three-Way Collars	(10)	(35)
Natural Gas—Sold Call	(84)	(366)
Natural Gas—Collars	(16)	(166)

Total Long-Term Derivative Liabilities	$(420)	$(1,510)

Total Derivative Liabilities	$(1,974)	$(2,899)

Fair Value Hierarchy Table for Assets and Liabilities Measured at Fair Value

During the three and six months ended June 30, 2013, there were no transfers into or out of Level 1 or Level 2 measurements. The following table presents the fair value hierarchy table for assets and liabilities measured at fair value ($ in thousands):

		Fair Value Measurements at June 30, 2013 Using:
	Total Carrying Value as of June 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivatives(a) – commodity swaps and collars	$8,213	0	8,213	0

(a)	All of our derivatives are classified as Level 2 measurements. For information regarding their classification on our Consolidated Balance Sheets, please refer to the previous tablet.

Financial Instruments Not Recorded at Fair Value

The following table sets forth the fair values of financial instruments that are not recorded at fair value in our Consolidated Financial Statements:

$ in Thousands	June 30, 2013		December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
8.875% Senior Notes due 2020	$350,000	360,500	$250,000	$249,063
Capital Leases and Other Obligations	5,080	4,954	2,677	2,524

Total	$355,080	365,454	$252,677	$251,587